Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Sales revenue	$ 499	$ 48,156	$ 59,150	$ 76,404	$ 119,325	$ 6,538
Cost of goods sold		6,800	24,260	10,018	47,823	12,006
Gross Margin	499	41,356	34,890	66,386	71,502	(5,468)
Operating Expenses:
Stock-based compensation expense	119,125		604,592		904,125	1,012,500
Professional fees	95,286	58,847	307,713	155,827	207,892	130,642
Salary and wage expense	49,092	335,297	183,793	572,151	491,223	274,057
General and administrative	68,240	96,394	198,261	200,585	231,033	303,670
Total Operating Expenses	331,743	490,538	1,294,359	928,563	1,834,273	1,720,869
Loss from Operations	(331,244)	(449,182)	(1,259,469)	(862,177)	(1,762,771)	(1,726,337)
Other Expense:
Loss on fixed and intangible assets	(258,766)		(258,766)
Gain on forgiveness of debt	40,000		40,000
Interest expense	(12,749)	(1,410)	(29,204)	(2,088)	(6,344)
Interest expense-debt discount and loan financing fees	(86,291)		(502,140)		(85,250)
Impairment loss on investment	(599,475)		(599,475)		(4,010)
Loss on issuance of convertible debt	(418,079)		(907,090)		(152,966)
Loss on investment			(599,475)		(1,846,515)
Total other expense	(1,335,360)	(1,410)	(2,256,675)	(2,088)	(2,095,085)
Loss before provision for income taxes	(1,666,604)	(450,592)	(3,516,144)	(864,265)	(3,857,856)	(1,726,337)
Provision for income taxes
Net loss	$ (1,666,604)	$ (450,592)	$ (3,516,144)	$ (864,265)	$ (3,857,856)	$ (1,726,337)
Basic and diluted loss per common share	$ (0.50)	$ (0.80)	$ (1.77)	$ (0.00)	$ (6.14)	$ (5.17)
Weighted average number of common shares outstanding	3,365,342	563,703	1,990,980	556,780	628,186	364,119